SUMMARIZES RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares	1,931,819	1,931,819
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	19 days	9 months 10 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.011	$ 0.1
Valuation value	$ 70,587,000	$ 211,622
Warrant One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares	308,334	308,334
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	4 months 11 days	3 years 10 months 24 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.6	$ 0.6
Valuation value	$ 10,615,000	$ 48,270